Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Expenses And Other Liabilities Current [Abstract]
Summary of Accrued Expenses and Other Current Liabilities

	As of December 31,
	2021	2022
	RMB	RMB
Deposits from business partner	79,787	151,167
Other tax payable	38,209	90,407
Fulfillment payable	49,190	96,668
Operating lease liabilities - current	35,948	46,426
Collection on behalf of others	29,167	23,305
Others	64,326	41,516
Total	296,627	449,489